EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary shares [Member] CNY	Dec. 31, 2013 Class B Ordinary shares [Member] CNY	Dec. 31, 2012 Class B Ordinary shares [Member] CNY	Dec. 31, 2014 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2014 Class A Ordinary shares [Member] CNY	Dec. 31, 2013 Class A Ordinary shares [Member] CNY
Basic Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic					$ 13,309	82,571	103,296	4,243	$ 12,004	74,478	2,758
Basic Denominator:
Denominator used for earnings per share	339,782,819	339,782,819	238,342,685	229,374,777	178,645,232	178,645,232	232,144,532	229,374,777	161,137,587	161,137,587	6,198,153
Earnings per share-basic	$ 0.07	0.46	0.45	0.02	$ 0.07	0.46	0.45	0.02	$ 0.07	0.46	0.45
Diluted Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share- diluted					12,670	78,604	95,179	4,243	12,643	78,445	10,875
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares									12,670	78,604	95,179
Net income	$ 25,313	157,049	106,054	4,243	$ 12,670	78,604	95,179	4,243	$ 25,313	157,049	106,054
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	339,782,819	339,782,819	238,342,685	229,374,777	178,645,232	178,645,232	232,144,532	229,374,777	161,137,587	161,137,587	6,198,153
Conversion of Class B to Class A ordinary shares									178,645,232	178,645,232	232,144,532
Share options								4,303,704	18,065,885	18,065,885	21,386,682
Denominator used for earnings per share	357,848,704	357,848,704	259,729,367	233,678,481	178,645,232	178,645,232	232,144,532	233,678,481	357,848,704	357,848,704	259,729,367
Earnings per share-diluted	$ 0.07	0.44	0.41	0.02	$ 0.07	0.44	0.41	0.02	$ 0.07	0.44	0.41
Earnings per ADS:
Denominator used for earnings per ADS - basic									16,113,759	16,113,759	619,815
Denominator used for earnings per ADS - diluted									35,784,870	35,784,870	25,972,937
Earnings per ADS - basic	$ 0.74	4.62	4.45						$ 0.74	4.62	4.45
Earnings per ADS - diluted	$ 0.71	4.39	4.08						$ 0.71	4.39	4.08